CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Accrued interest and fees	$ 79
Proceeds from Related Party Debt	$ 2,747